UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22020

Morgan Stanley FX Series Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley FX Series Funds performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended April 30, 2008

Morgan Stanley FX Series Funds
Letter to the Shareholders
April 30, 2008

The volatility in currency markets brought on by the turmoil in the U.S. mortgage and bond markets in the second half of 2007 persisted in the first months of 2008. As the fall-out from the subprime crisis continued to spread, equity markets fell sharply and corporate credit spreads widened dramatically from January to mid-March. Other leverage credit products, earnings estimates, short-term financing markets and real economic data in the U.S. deteriorated substantially. Only repeated and unprecedented action from the U.S. Federal Reserve to ease funding market pressure and orchestrate the takeover of Bear Stearns by JP Morgan helped markets stabilize in mid-March.

Currency returns also reflected the sharp deterioration in credit conditions and the economic outlook. The overwhelming theme in currency markets since volatility started to rise substantially in the summer of 2007 is that of U.S. dollar weakness. This trend has only recently stabilized. Building evidence the U.S. economy is likely in recession and the aggressive rate cuts by the Federal Open Market Committee have been the biggest factors weighing on the dollar. The interest rate differentials between the U.S. and other economies were a major factor in the dollar’s decline, but as European countries are beginning to show signs of weakness, the rate gaps could close with a recoupling of economic growth cycles.

The current environment of reduced credit and liquidity has led to significant currency differentiation. Performance is now mixed among the high-yielding currencies, with some doing well (Brazil real, Russian ruble and Australian dollar) while others have suffered (South Africa rand, Turkish lira and to a lesser extent New Zealand dollar). Currencies of countries with current account deficits that require foreign inflows for funding have been more at risk than those of countries with current account surpluses. Notably, with the exception of the Australian dollar, all the outperforming high-yielding currencies are commodities producers that also have large current account surpluses.

The FX Alpha Strategy Portfolio

Total Return for the 6 Months Ended April 30, 2008+

Class A	Class C	Class I++	LIBOR Index[1]
0.21%	−0.07%	0.36%	1.87%

+	Share classes listed above represent classes with the full six month period total returns to report. Class R and Class W shares commenced operations on March 31, 2008 and therefore are not listed on the table above.
++	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Portfolio’s share classes varies because each has different expenses. The Portfolio’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Class A, C and I shares of The FX Alpha Strategy Portfolio underperformed the LIBOR (London Inter Bank Offered Rate) Index for the six months ended April 30, 2008, assuming no deduction of applicable sales charges.

During the six-month period, the largest detractors from the Portfolio’s returns included its exposure to the Euro, the Singapore dollar, the British pound, the Turkish lira and the Chilean peso. The largest contributors for the period, in order of contribution, were the portfolio’s exposure to the Russian ruble, the Mexican peso, the South Korean won, the Japanese yen and the Colombian peso.

The Portfolio will attempt to target an estimated Value at Risk (‘‘VaR’’) of 2.50 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the portfolio invested in currency transactions should not lose more than 2.50 percent of its net asset value in a given 12-month period. However, for this shareholder report we are measuring performance over a shortened timeframe, which makes any discussion of the Portfolio’s risk target premature at this point in time.

In volatile markets it is important to remember that as a result of our risk-controlled strategy, the portfolio will contain scaled down, or zero positions in highly volatile currencies, potentially insulating the portfolio against extreme market moves. Our long-term strategy remains consistent over the market cycle in the sense that we target the same factors regardless of the macro or market environment.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Portfolio in the future.

The FX Alpha Plus Strategy Portfolio

Total Return for the 6 Months Ended April 30, 2008+

Class A	Class C	Class I++	LIBOR Index[1]
−1.42%	−1.86%	−1.18%	1.87%

+	Share classes listed above represent classes with the full six month period total returns to report. Class R and Class W shares commenced operations on March 31, 2008 and therefore are not listed on the table above.
++	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Portfolio’s share classes varies because each has different expenses. The Portfolio’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Class A, C and I shares of The FX Alpha Plus Strategy Portfolio underperformed the LIBOR (London Inter Bank Offered Rate) Index for the six months ended April 30, 2008, assuming no deduction of applicable sales charges.

During the six-month period, the largest detractors from the Portfolio’s returns included its exposure to the Euro, the Singapore dollar, the British pound, the Turkish lira and the Chilean peso. The largest contributors for the period, in order of contribution, were the portfolio’s exposure to the Russian ruble, the Mexican peso, the South Korean won, the Japanese yen and the Colombian peso.

The Portfolio will attempt to target an estimated Value at Risk (‘‘VaR’’) of 6.00 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the portfolio invested in currency transactions should not lose more than 6.00 percent of its net asset value in a given 12-month period. However, for this shareholder report we are measuring performance over a shortened timeframe, which makes any discussion of the Portfolio’s risk target premature at this point in time.

In volatile markets it is important to remember that as a result of our risk-controlled strategy, the portfolio will contain scaled down, or zero positions in highly volatile currencies, potentially insulating the portfolio against extreme market moves. Our long-term strategy remains consistent over the market cycle in the sense that we target the same factors regardless of the macro or market environment.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Portfolio in the future.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

The FX Alpha Strategy Portfolio

Total Returns — Period Ended April 30, 2008

	Class A Shares* (since 08/15/07)		Class C Shares† (since 08/15/07)		Class I Shares†† (since 08/15/07)	Class R Shares# (since 03/31/08)	Class W Shares## (since 03/31/08)
Symbol	FXAAX		FXACX		FXADX	FXARX	FXAWX
Since Inception	0.47%[2]		0.06%[2]		0.62%[2]	(0.20)%[2]	(0.20)%[2]
	(1.79	) [3]	(0.68	) [3]	—	—	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns for periods less than one year are not annualized. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Portfolio’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 2.25%.

†	The maximum contingent deferred sales charge for Class C is 0.75% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

#	Class R has no sales charge.

##	Class W has no sales charge.

(1)	LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio’s current prospectus for complete details on fees and sales charges.

The FX Alpha Plus Strategy Portfolio

Total Returns — Period Ended April 30, 2008

	Class A Shares* (since 08/15/07)		Class C Shares† (since 08/15/07)		Class I Shares†† (since 08/15/07)	Class R Shares# (since 03/31/08)	Class W Shares## (since 03/31/08)
Symbol	FXPAX		FXPCX		FXPDX	FXPRX	FXPWX
Since Inception	(2.21)%[2]		(2.84)%[2]		(1.87)%[2]	(0.92)%[2]	(0.82)%[2]
	(6.12	) [3]	(3.81	) [3]	—	—	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns for periods less than one year are not annualized. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Portfolio’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 4.00%.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

#	Class R has no sales charge.

##	Class W has no sales charge.

(1)	LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/07 – 04/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The FX Alpha Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/07	04/30/08	11/01/07 – 04/30/08
Class A
Actual (0.21% return)	$1,000.00	$1,002.10	$5.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.95	$5.97
Class C
Actual (−0.07% return)	$1,000.00	$999.30	$8.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.31	$8.62
Class I@@
Actual (0.36% return)	$1,000.00	$1,003.60	$4.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.04	$4.87
Class R@@@
Actual (−0.20% return)	$1,000.00	$998.00	$1.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.37
Class W@@@
Actual (−0.20% return)	$1,000.00	$998.00	$1.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.62

@	Expenses are equal to the Portfolio’s annualized expense ratios of 1.19%, 1.72%, 0.97%, 1.47% and 1.32% for Class A, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). For Class R and Class W shares, the expense ratios were calculated using 30/366 (to reflect the actual days in the period for the actual example). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 1.29%, 1.82%, 1.07%, 1.57% and 1.42%.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
@@@	Shares were first issued on March 31, 2008. Returns listed represent the period from March 31, 2008 through April 30, 2008.

The FX Alpha Plus Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/07	04/30/08	11/01/07 – 04/30/08
Class A
Actual (−1.42% return)	$1,000.00	$985.80	$7.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.47
Class C
Actual (−1.86% return)	$1,000.00	$981.40	$11.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.63	$11.31
Class I@@
Actual (−1.18% return)	$1,000.00	$988.20	$6.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.32
Class R@@@
Actual (−0.92% return)	$1,000.00	$990.80	$1.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.06	$8.87
Class W@@@
Actual (−0.82% return)	$1,000.00	$991.80	$1.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.86	$8.07

@	Expenses are equal to the Portfolio’s annualized expense ratios of 1.49%, 2.27%, 1.27%, 1.77% and 1.61% for Class A, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). For Class R and Class W shares, the expense ratios were calculated using 30/366 (to reflect the actual days in the period for the actual example). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 1.60%, 2.38%, 1.38%, 1.88% and 1.73%.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
@@@	Shares were first issued on March 31, 2008. Returns listed represent the period from March 31, 2008 through April 30, 2008.

The FX Alpha Strategy Portfolio

Portfolio of Investments April 30, 2008 (unaudited)

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (a) (99.3%)
	Investment Company
70,972	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $70,971,695)		$70,971,695
	Total Investment (Cost $70,971,695) (b)	99.3%	70,971,695
	Other Assets in Excess of Liabilities	0.7	513,513
	Net Assets	100.0%	$71,485,208

(a)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at April 30, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	120,126		$112,565	05/20/08	$(480)
CAD	1,204,468		$1,196,542	05/20/08	806
CHF	485,601		$467,295	05/20/08	(1,523)
	$217,533	CZK	3,526,104	05/20/08	551
EUR	1,299,569		$2,021,116	05/20/08	(6,383)
	$889,506	GBP	451,291	05/20/08	6,567
	$483,052	HUF	78,497,435	05/20/08	1,095
	$314,684	ILS	1,084,953	05/20/08	2,827
	$1,477,247	JPY	154,407,932	05/20/08	9,571
	$6,037,722	MXN	63,579,382	05/20/08	8,388
	$717,970	NOK	3,680,855	05/20/08	3,848
	$95,567	NZD	122,864	05/20/08	131
	$2,246,666	PLN	4,992,815	05/20/08	7,373
SEK	77,813		$12,944	05/20/08	(40)
	$396,293	SKK	8,211,572	05/20/08	1,015
	$1,019,608	TRY	1,310,645	05/20/08	523
	$930,377	ZAR	7,059,843	05/20/08	(1,461)
	$103,396	BRL	171,585	05/27/08	(922)
	$2,448	BRL	4,093	05/27/08	(4)
	$106	BRL	178	05/27/08	1
	$115	BRL	192	05/27/08	0

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Portfolio of Investments April 30, 2008 (unaudited) continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$388,872	BRL	647,860	05/27/08	$(1,956)
	$168	BRL	281	05/27/08	0
	$323	BRL	551	05/27/08	6
	$324,451	BRL	522,702	05/27/08	5,634
CLP	17,571,237		$39,204	05/27/08	1,258
CLP	26,131,578		$56,501	05/27/08	68
	$388,225	COP	701,911,605	05/27/08	7,932
	$9,127	COP	16,437,610	05/27/08	151
	$403	COP	725,113	05/27/08	6
	$438	COP	783,527	05/27/08	4
	$366,539	COP	650,607,436	05/27/08	662
	$263	COP	467,248	05/27/08	1
	$511	COP	916,098	05/27/08	6
	$704,669	COP	1,250,082,434	05/27/08	875
	$548,789	IDR	5,076,300,469	05/27/08	(486)
	$13,163	IDR	121,169,155	05/27/08	(76)
	$578	IDR	5,345,452	05/27/08	(1)
	$628	IDR	5,776,079	05/27/08	(4)
	$192	IDR	1,775,824	05/27/08	0
	$375	IDR	3,481,723	05/27/08	1
	$1,153,410	IDR	10,669,044,312	05/27/08	(1,021)
KRW	572,098,680		$569,819	05/27/08	(353)
PHP	32,699,563		$775,698	05/27/08	3,080
PHP	11,149		$264	05/27/08	1
PHP	21,858		$516	05/27/08	0
PHP	51,444,180		$1,213,879	05/27/08	(1,633)
	$3,083,130	RUB	72,245,451	05/27/08	(30,916)
	$90,066	RUB	2,127,594	05/27/08	(180)
	$3,993	RUB	93,603	05/27/08	(39)
	$4,331	RUB	101,154	05/27/08	(58)
	$1,078	RUB	25,425	05/27/08	(3)
	$2,104	RUB	49,845	05/27/08	2
	$2,522,282	RUB	59,790,689	05/27/08	3,746
SGD	491,726		$364,275	05/27/08	1,212

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Portfolio of Investments April 30, 2008 (unaudited) continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
SGD	11,473	$8,468	05/27/08	$(3)
SGD	508	$376	05/27/08	1
SGD	549	$406	05/27/08	1
SGD	243,033	$179,825	05/27/08	383
SGD	255	$188	05/27/08	0
SGD	500	$368	05/27/08	(1)
SGD	3,258,875	$2,401,308	05/27/08	(4,862)
TWD	149,571,213	$4,910,414	05/27/08	(6,018)
			Net Unrealized Appreciation	$9,303

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
GBP	British Pound.
CAD	Canadian Dollar.
CLP	Chilean Peso.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
MXN	Mexican Peso.
TRY	New Turkish Lira.
NZD	New Zealand Dollar.
NOK	Norwegian Krone.
PHP	Philippines Peso.
PLN	Polish Zloty.
RUB	Russian Ruble.
SGD	Singapore Dollar.
SKK	Slovakia Koruna.
KRW	South Korean Won.
SEK	Swedish Krona.
CHF	Swiss Franc.
TWD	Taiwan Dollar.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments April 30, 2008 (unaudited)

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (a) (100.2%)
	Investment Company
184,753	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $184,753,100)		$184,753,100
	Total Investments (Cost $184,753,100) (b)	100.2%	184,753,100
	Liabilities in Excess of Other Assets	(0.2)	(306,168)
	Net Assets	100.0%	$184,446,932

(a)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at April 30, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	752,631		$705,260	05/20/08	$(3,009)
CAD	7,546,394		$7,496,732	05/20/08	5,050
CHF	3,042,455		$2,927,763	05/20/08	(9,543)
	$1,362,918	CZK	22,092,225	05/20/08	3,453
EUR	8,142,234		$12,662,965	05/20/08	(39,991)
	$5,573,062	GBP	2,827,493	05/20/08	41,144
	$3,026,485	HUF	491,812,815	05/20/08	6,859
	$1,971,597	ILS	6,797,593	05/20/08	17,712
	$9,255,450	JPY	967,417,592	05/20/08	59,963
	$37,828,356	MXN	398,346,202	05/20/08	52,557
	$4,498,326	NOK	23,061,791	05/20/08	24,112
	$598,755	NZD	769,781	05/20/08	819
	$14,076,117	PLN	31,281,665	05/20/08	46,193
SEK	487,525		$81,099	05/20/08	(250)
	$2,482,910	SKK	51,448,256	05/20/08	6,362
	$6,388,185	TRY	8,211,628	05/20/08	3,277
	$5,829,127	ZAR	44,232,292	05/20/08	(9,154)
	$632,427	BRL	1,049,513	05/27/08	(5,637)
	$594	BRL	996	05/27/08	1
	$21,978	BRL	36,747	05/27/08	(32)
	$421	BRL	709	05/27/08	2

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments April 30, 2008 (unaudited) continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$3,229	BRL	5,386	05/27/08	$(12)
	$2,431,607	BRL	4,051,058	05/27/08	(12,233)
	$6,779	BRL	11,375	05/27/08	15
	$2,039,537	BRL	3,474,351	05/27/08	35,416
CLP	109,616,474		$244,570	05/27/08	7,847
CLP	242,245		$534	05/27/08	10
CLP	163,954,109		$354,495	05/27/08	426
	$2,406,503	COP	4,350,957,070	05/27/08	49,168
	$2,246	COP	4,061,310	05/27/08	46
	$60,112	COP	108,261,600	05/27/08	991
	$1,607	COP	2,892,258	05/27/08	26
	$12,281	COP	21,959,057	05/27/08	112
	$2,292,352	COP	4,068,925,175	05/27/08	4,140
	$10,611	COP	18,920,045	05/27/08	67
	$4,425,763	COP	7,851,302,935	05/27/08	5,495
	$3,406,569	IDR	31,510,764,454	05/27/08	(3,016)
	$86,697	IDR	798,048,418	05/27/08	(498)
	$3,253	IDR	29,939,546	05/27/08	(19)
	$2,305	IDR	21,321,397	05/27/08	(2)
	$17,596	IDR	161,879,846	05/27/08	(111)
	$7,744	IDR	71,907,586	05/27/08	22
	$7,234,357	IDR	66,917,802,101	05/27/08	(6,404)
KRW	3,584,390,526		$3,570,110	05/27/08	(2,212)
PHP	204,173,000		$4,843,387	05/27/08	19,233
PHP	451,436		$10,650	05/27/08	(17)
PHP	322,771,194		$7,616,121	05/27/08	(10,246)
	$19,116,200	RUB	447,940,363	05/27/08	(191,685)
	$22,229	RUB	524,334	05/27/08	(77)
	$590,843	RUB	13,957,187	05/27/08	(1,182)
	$15,928	RUB	373,356	05/27/08	(155)
	$121,384	RUB	2,834,919	05/27/08	(1,615)
	$43,483	RUB	1,029,451	05/27/08	9
	$15,845,311	RUB	375,613,087	05/27/08	23,533
SGD	3,055,699		$2,263,690	05/27/08	7,534

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments April 30, 2008 (unaudited) continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
SGD	69,813	$51,525	05/27/08	$(21)
SGD	2,844	$2,101	05/27/08	1
SGD	2,025	$1,500	05/27/08	5
SGD	15,375	$11,384	05/27/08	32
SGD	1,520,243	$1,124,856	05/27/08	2,394
SGD	10,317	$7,581	05/27/08	(36)
SGD	20,428,379	$15,052,688	05/27/08	(30,479)
TWD	937,113,923	$30,765,395	05/27/08	(37,703)
			Net Unrealized Appreciation	$58,687

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
GBP	British Pound.
CAD	Canadian Dollar.
CLP	Chilean Peso.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
MXN	Mexican Peso.
TRY	New Turkish Lira.
NZD	New Zealand Dollar.
NOK	Norwegian Krone.
PHP	Philippines Peso.
PLN	Polish Zloty.
RUB	Russian Ruble.
SGD	Singapore Dollar.
SKK	Slovakia Koruna.
KRW	South Korean Won.
SEK	Swedish Krona.
CHF	Swiss Franc.
TWD	Taiwan Dollar.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements

Statements of Assets and Liabilities

April 30, 2008 (unaudited)

	ALPHA STRATEGY	ALPHA PLUS STRATEGY
Assets:
Investment in affiliate, at value (cost $70,971,695 and $184,753,100, respectively)	$70,971,695	$184,753,100
Unrealized appreciation on open forward foreign currency contracts	67,726	424,026
Cash	771,883	—
Receivable for:
Shares of beneficial interest sold	229,335	672,877
Dividends from affiliate	173,673	426,144
Compensated forward foreign currency contracts	51,834	316,548
Deferred offering costs	9,716	9,307
Prepaid expenses and other assets	56,704	81,999
Total Assets	72,332,566	186,684,001
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	58,423	365,339
Payable for:
Shares of beneficial interest redeemed	557,051	498,563
Compensated forward foreign currency contracts	168,491	1,135,677
Investment advisory fee	18,005	132,772
Distribution fee	16,872	70,799
Administration fee	4,715	12,053
Transfer agent fee	—	330
Accrued expenses and other payables	23,801	21,536
Total Liabilities	847,358	2,237,069
Net Assets	$71,485,208	$184,446,932
Composition of Net Assets:
Paid-in-capital	$71,842,794	$189,517,052
Net unrealized appreciation	9,303	58,687
Accumulated undistributed net investment income	586,202	1,091,280
Accumulated net realized loss	(953,091)	(6,220,087)
Net Assets	$71,485,208	$184,446,932
Class A Shares:
Net Assets	$23,351,006	$90,025,053
Shares Outstanding (unlimited authorized, $.01 par value)	2,338,644	9,253,748
Net Asset Value Per Share	$9.98	$9.73
Maximum Offering Price Per Share, (net asset value plus 2.30% and 4.17% of net asset value, respectively)	$10.21	$10.14
Class C Shares:
Net Assets	$19,419,318	$63,617,328
Shares Outstanding (unlimited authorized, $.01 par value)	1,950,628	6,568,358
Net Asset Value Per Share	$9.96	$9.69
Class I Shares@@:
Net Assets	$28,515,324	$30,606,263
Shares Outstanding (unlimited authorized, $.01 par value)	2,853,639	3,134,954
Net Asset Value Per Share	$9.99	$9.76
Class R Shares@@@:
Net Assets	$99,774	$99,138
Shares Outstanding (unlimited authorized, $.01 par value)	9,990	10,194
Net Asset Value Per Share	$9.99	$9.73
Class W Shares@@@:
Net Assets	$99,786	$99,150
Shares Outstanding (unlimited authorized, $.01 par value)	9,990	10,194
Net Asset Value Per Share	$9.99	$9.73

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
@@@	Shares were first issued on March 31, 2008

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statements of Operations

For the six months ended April 30, 2008 (unaudited)

	ALPHA STRATEGY	ALPHA PLUS STRATEGY
Net Investment Income:
Income
Dividends from affiliate	$1,071,984	$2,712,614
Interest	191	1,795
Total Income	1,072,175	2,714,409
Expenses
Investment advisory fee	151,586	768,702
Distribution fee (Class A shares)	21,330	83,830
Distribution fee (Class C shares)	58,221	239,519
Distribution fee (Class R shares)@@@	41	41
Distribution fee (Class W shares)@@@	29	28
Offering costs	52,784	53,193
Shareholder reports and notices	25,375	22,333
Administration fee	22,049	55,906
Professional fees	18,723	25,030
Registration fees	15,377	19,684
Transfer agent fees and expenses	3,494	11,500
Custodian fees	662	659
Trustees’ fees and expenses	283	648
Other	4,782	4,824
Total Expenses	374,736	1,285,897
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(27,227)	(77,613)
Net Expenses	347,509	1,208,284
Net Investment Income	724,666	1,506,125

Realized and Unrealized Gain:
Realized Loss on:
Foreign exchange transactions	(953,091)	(6,158,775)
Change in Unrealized Appreciation/Depreciation on:
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	75,822	526,657
Net Loss	(877,269)	(5,632,118)
Net Decrease	$(152,603)	$(4,125,993)

@@@	Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statements of Changes in Net Assets

	ALPHA STRATEGY		ALPHA PLUS STRATEGY
	FOR THE SIX MONTHS ENDED APRIL 30, 2008	FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007	FOR THE SIX MONTHS ENDED APRIL 30, 2008	FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$724,666	$56,379	$1,506,125	$118,349
Net realized loss	(953,091)	(19,467)	(6,158,775)	(61,312)
Net change in unrealized appreciation/depreciation	75,822	(66,519)	526,657	(467,970)
Net Decrease	(152,603)	(29,607)	(4,125,993)	(410,933)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(89,347)	—	(371,950)	—
Class C shares	(60,150)	—	(140,853)	—
Class I shares@@	(75,504)	—	(47,199)	—
Paid-in-Capital
Class A shares	—	(2,498)	—	—
Class C shares	—	(3,192)	—	—
Class I shares@@	—	(3,810)	—	—
Total Dividends and Distributions	(225,001)	(9,500)	(560,002)	—
Net increase from transactions in shares of beneficial interest	51,069,451	20,782,468	129,526,877	59,966,983
Net Increase	50,691,847	20,743,361	124,840,882	59,556,050
Net Assets:
Beginning of period	20,793,361	50,000	59,606,050	50,000
End of Period	$71,485,208	$20,793,361	$184,446,932	$59,606,050
Accumulated Undistributed Net Investment Income	$586,202	$86,537	$1,091,280	$145,157

^	Commencement of operations.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Notes to Financial Statements April 30, 2008 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley FX Series Funds (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a non-diversified, open-end management investment company. The Fund is a mutual fund comprised of two separate portfolios, the FX Alpha Strategy Portfolio and the FX Alpha Plus Strategy Portfolio (the ‘‘Portfolios’’), each with its own distinctive investment objective, to seek total return through a combination of income and capital appreciation. The Fund was organized as a Massachusetts business trust on January 31, 2007 and commenced operations on August 15, 2007. The Fund had no other transactions other than those relating to organizational matters and the sale of 1,666.66 shares of beneficial interest for $16,666.66 of each class of each Portfolio to Morgan Stanley Investment Advisors (the ‘‘Investment Adviser’’). On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Portfolios offer Class A, Class C, Class I, Class R and Class W shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class C, Class R and Class W shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A, Class C, Class I, Class R and Class W shares which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available including circumstances under which the Investment Adviser or Morgan Stanley Investment Management Limited (the ‘‘Sub-Adviser’’), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s

Morgan Stanley FX Series Funds

Notes to Financial Statements April 30, 2008 (unaudited) continued

Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on April 29, 2008. FIN 48 sets forth a minimum threshold for

Morgan Stanley FX Series Funds

Notes to Financial Statements April 30, 2008 (unaudited) continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the six month ended April 30, 2008.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H.   Offering Costs — The Investment Adviser incurred offering costs on behalf of each of the Portfolios in an amount of $62,500 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2.   Investment Advisory/Administration and Sub-Advisory Agreements

The Investment Adviser provides investment advisory services pursuant to an investment advisory agreement (the ‘‘Investment Advisory Agreement’’).

Pursuant to the Investment Advisory Agreement, The FX Alpha Strategy Portfolio pays the Investment Adviser a base fee of 0.55% of the average daily net assets of the Portfolio and then applies a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable 12-month performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio outperforms the U.S. Dollar London Interbank Offering Rate (‘‘LIBOR’’) plus 2.50% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 2.50%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 2.50%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.275% of the Portfolio’s average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.275% to 0.825% of the Portfolio’s average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares. During the first 12 months of the Portfolio’s operations, the advisory fee will be charged at the base fee of 0.55% of the Portfolio’s average daily net assets, with no performance adjustment made. The first calculation of the performance fee will be as of the end of the 13th month after the Portfolio's inception and, for the first calculation and all subsequent calculations, will be based on the performance during the 12-month period ending as of that date.

Morgan Stanley FX Series Funds

Notes to Financial Statements April 30, 2008 (unaudited) continued

The Investment Adviser has voluntarily agreed to waive the FX Alpha Strategy’s total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.29% for Class A, 1.79% for Class C, 1.04% for Class I, 1.54% for Class R and 1.39% for Class W shares. The waiver may be terminated at any time.

Pursuant to the Investment Advisory Agreement, the advisory fee for The FX Alpha Plus Strategy Portfolio is determined by calculating a base fee of 1.10% of the average daily net assets of the Portfolio and then applying a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio outperforms the LIBOR plus 6.00% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 6.00%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 6.00%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.55% of the Portfolio’s average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.55% to 1.65% of the Portfolio’s average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares. During the first 12 months of the Portfolio’s operations, the advisory fee will be charged at the base fee of 1.10% of the Portfolio’s average daily net assets, with no performance adjustment made. The first calculation of the performance fee will be as of the end of the 13th month after the Portfolio’s inception and, for the first calculation and all subsequent calculations, will be based on the performance during the 12-month period ending as of that date.

The Investment Adviser has voluntarily agreed to waive the FX Alpha Plus Strategy total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.84% for Class A, 2.59% for Class C, 1.59% for Class I, 2.09% for Class R and 1.94% for Class W shares. The waiver may be terminated at any time.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser and Sub-Adviser the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Portfolios with investment advice and portfolio management relating to the Portfolios’

Morgan Stanley FX Series Funds

Notes to Financial Statements April 30, 2008 (unaudited) continued

investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $74,276 for FX Alpha Strategy and $371,575 for FX Alpha Plus Strategy for the period ending April 30, 2008.

3.   Plan of Distribution

Shares of the Portfolios are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Portfolios have adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolios will pay the Distributor a fee which is accrued daily and payable monthly at the following annual rates: (i) up to 0.25% of the average daily net assets of Class A of each Portfolio; (ii) up to 0.75% and 1.00% of the average daily net assets of Class C, for the FX Alpha Strategy Portfolio and The FX Alpha Plus Strategy Portfolio, respectively; and (iii) up to 0.50% and 0.35% of the average daily net assets of Class R and Class W shares, respectively, of each portfolio.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75%, 0.50% and 0.35%, of the average daily net assets, respectively, for the FX Alpha Strategy Portfolio and 0.25%, 1.0%, 0.50% and 0.35% of the average daily net assets, respectively, for the FX Alpha Plus Strategy Portfolio, will not be reimbursed by the Fund through payments in any subsequent year, except with respect to Class A and Class C, expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year.

For the six months ended April 30, 2008, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.22%, 0.75%, 0.50% and 0.35%, respectively, for the FX Alpha Strategy Portfolio and 0.22%, 1.00%, 0.50% and 0.34%, respectively for the FX Alpha Plus Strategy Portfolio.

The Distributor has informed the Fund that for the six months ended April 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares and Class C shares of $2,790 and $7,733, respectively for the FX Alpha Strategy Portfolio and $5,590 and $16,442, respectively, for the FX Alpha Plus Strategy Portfolio. In addition, the Portfolios received $120,561 and $762,522, respectively in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolios.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by

Morgan Stanley FX Series Funds

Notes to Financial Statements April 30, 2008 (unaudited) continued

Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the six months ended April 30, 2008, advisory fees paid were reduced by $27,227 for FX Alpha Strategy and $77,613 for FX Alpha Plus Strategy, relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $1,071,984 for FX Alpha Strategy and $2,712,614 for FX Alpha Plus Strategy, for the six months ended April 30, 2008. During the period ended April 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $73,652,383 and $21,905,537, for FX Alpha Strategy, respectively, and $263,162,932 and $135,330,134 for FX Alpha Plus Strategy, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund’s transfer agent.

5.  Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in currency spot, forward and non-deliverable forward transactions. A currency spot contract facilitates the settlement of foreign currency denominated transactions as well as manages currency exposure. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non-deliverable forwards allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets.

The currency market is highly volatile. Prices in these markets are influenced by changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations.

Morgan Stanley FX Series Funds

Notes to Financial Statements April 30, 2008 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of Beneficial Interest:

	ALPHA STRATEGY PORTFOLIO
	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,416,527	$24,247,382	1,082,346	$10,857,296
Reinvestment of distributions	7,861	78,923	111	1,117
Redeemed	(1,150,320)	(11,504,995)	(19,548)	(195,914)
Net increase – Class A	1,274,068	12,821,310	1,062,909	10,662,499
CLASS C SHARES
Sold	1,333,668	13,382,042	824,958	8,267,544
Reinvestment of distributions	3,737	37,486	145	1,456
Redeemed	(137,571)	(1,375,397)	(75,976)	(759,958)
Net increase – Class C	1,199,834	12,044,131	749,127	7,509,042
CLASS I SHARES@@
Sold	3,010,866	30,208,904	260,910	2,610,086
Reinvestment of distributions	6,087	61,116	380	3,810
Redeemed	(425,973)	(4,266,010)	(297)	(2,969)
Net increase – Class I	2,590,980	26,004,010	260,993	2,610,927
CLASS R SHARES@@@
Sold	9,990	100,000	—	—
Net increase – Class R	9,990	100,000	—	—
CLASS W SHARES@@@
Sold	9,990	100,000	—	—
Net increase – Class W	9,990	100,000	—	—
Net increase in Portfolio	5,084,862	$51,069,451	2,073,029	$20,782,468

^	Commencement of Operations.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
@@@	Shares were first issued March 31, 2008.

Morgan Stanley FX Series Funds

Notes to Financial Statements April 30, 2008 (unaudited) continued

	ALHPA PLUS STRATEGY PORTFOLIO
	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	6,449,108	$64,462,948	3,599,226	$36,018,504
Reinvestment of distributions	32,830	328,626	—	—
Redeemed	(816,961)	(8,095,626)	(12,122)	(120,727)
Net increase – Class A	5,664,977	56,695,948	3,587,104	35,897,777
CLASS C SHARES
Sold	4,607,911	45,844,147	2,172,979	21,703,861
Reinvestment of distributions	11,192	111,920	—	—
Redeemed	(198,222)	(1,946,147)	(27,169)	(269,515)
Net increase – Class C	4,420,881	44,009,920	2,145,810	21,434,346
CLASS I SHARES@@
Sold	3,368,289	33,596,957	268,465	2,685,674
Reinvestment of distributions	4,214	42,310	—	—
Redeemed	(502,563)	(5,018,258)	(5,117)	(50,814)
Net increase – Class I	2,869,940	28,621,009	263,348	2,634,860
CLASS R SHARES@@@
Sold	10,193	100,000	—	—
Net increase – Class R	10,193	100,000	—	—
CLASS W SHARES@@@
Sold	10,193	100.000	—	—
Net increase – Class W	10,193	100,000	—	—
Net increase in Portfolio	12,976,184	$129,526,877	5,996,262	$59,966,983

^	Commencement of Operations.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
@@@	Shares were first issued March 31, 2008.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley FX Series Funds

Notes to Financial Statements April 30, 2008 (unaudited) continued

As of October 31, 2007, both Portfolios had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts.

8.   Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, ‘‘Disclosures about Derivative Instruments and Hedging Activities’’ (‘‘FAS 161’’). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

9.   Subsequent Event

As of the close of business on June 13, 2008, the Portfolios implemented a 1:3 reverse share split. This reverse share split effectively decreased the number of outstanding shares for each Portfolio. As a result, shareholders’ accounts reflect proportionally fewer shares with a higher net asset value per share. While the number of shares declined, neither Portfolios’ holdings nor the total value of shareholders’ investments were affected.

The FX Alpha Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.01		$10.00
Income (loss) from investment operations:
Net investment income(1)	0.14		0.07
Net realized and unrealized loss	(0.12)		(0.04)
Total income from investment operations	0.02		0.03
Dividends and Distributions to shareholders from:
Net Investment Income	(0.05)		—
Paid-in-Capital	—		(0.02)
Total dividends and distributions	(0.05)		(0.02)
Net asset value, end of period	$9.98		$10.01
Total Return(2)(3)	0.21%		0.25%
Ratios to Average Net Assets(4)(5):
Expenses	1.19	% (7)	1.29	% (6)(8)
Net investment income	2.69	% (7)	3.38	% (6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$23,351		$10,658

^	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(6)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(7)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.10%.
(8)	If the Portfolio had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 9.84% and (5.17)%.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income(1)	0.11		0.06
Net realized and unrealized loss	(0.11)		(0.05)
Total income from investment operations	0.00		0.01
Dividends and Distributions to shareholders from:
Net Investment Income	(0.04)		—
Paid-in-Capital	—		(0.01)
Total dividends and distributions	(0.04)		(0.01)
Net asset value, end of period	$9.96		$10.00
Total Return(2)(3)	(0.07)%		0.13%
Ratios to Average Net Assets(4)(5):
Expenses	1.72	%(7)	1.79	% (6)(8)
Net investment income	2.16	%(7)	2.88	% (6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$19,419		$7,510

^	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(6)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(7)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.10%.
(8)	If the Portfolio had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 10.34% and (5.67)%.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$10.00		$10.00
Income (loss) from investment operations:
Net investment income(1)	0.14		0.08
Net realized and unrealized loss	(0.09)		(0.06)
Total income from investment operations	0.05		0.02
Dividends and Distributions to shareholders from:
Net Investment Income	(0.06)		—
Paid-in-Capital	—		(0.02)
Total Dividends and Distributions	(0.06)		(0.02)
Net asset value, end of period	$9.99		$10.00
Total Return(2)(3)	0.36%		0.26%
Ratios to Average Net Assets(4)(5):
Expenses	0.97	% (7)	1.04	% (6)(8)
Net investment income .	2.91	% (7)	3.63	% (6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$28,515		$2,626

^	Commencement of operations.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(6)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(7)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.10%.
(8)	If the Portfolio had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 9.59% and (4.92)%.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH APRIL 30, 2008
	(unaudited)
	CLASS R SHARES	CLASS W SHARES
Selected Per Share Data:
Net asset value, beginning of period	$10.01	$10.01
Income (loss) from investment operations:
Net investment income(1)	0.09	0.10
Net realized and unrealized loss	(0.11)	(0.12)
Total loss from investment operations	(0.02)	(0.02)
Net asset value, end of period	$9.99	$9.99
Total Return(2)(3)	(0.20)%	(0.20)%
Ratios to Average Net Assets(4)(5)(6):
Expenses	1.47%	1.32%
Net investment income	2.41%	2.56%
Supplemental Data:
Net assets, end of period, in thousands	$100	$100

@@@	Date shares were first issued.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(6)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.10%.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.94		$10.00
Income (loss) from investment operations:
Net investment income(1)	0.12		0.06
Net realized and unrealized loss	(0.28)		(0.12)
Total loss from investment operations	(0.16)		(0.06)
Less dividends from net investment income	(0.05)		—
Net asset value, end of period	$9.73		$9.94
Total Return(2)(3)	(1.42)%		(0.80)%
Ratios to Average Net Assets(4)(5):
Expenses	1.49	%(7)	1.84	%(6)(8)
Net investment income	2.38	%(7)	2.79	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands .	$90,025		$35,681

^	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(6)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(7)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.12%.
(8)	If the Portfolio had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 4.81% and (0.18)%.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.92		$10.00
Income (loss) from investment operations:
Net investment income(1)	0.08		0.04
Net realized and unrealized loss	(0.27)		(0.12)
Total loss from investment operations	(0.19)		(0.08)
Less dividends from net investment income	(0.04)		—
Net asset value, end of period	$9.69		$9.92
Total Return(2)(3)	(1.86)%		(1.00)%
Ratios to Average Net Assets(4)(5):
Expenses	2.27	%(7)	2.59	%(6)(8)
Net investment income	1.61	%(7)	2.04	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$63,617		$21,298

^	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(6)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(7)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.12%.
(8)	If the Portfolio had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 5.56% and (0.93)%.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period .	$9.91		$10.00
Income (loss) from investment operations:
Net investment income(1)	0.12		0.06
Net realized and unrealized loss	(0.22)		(0.15)
Total loss from investment operations	(0.10)		(0.09)
Less dividends from net investment income	(0.05)		—
Net asset value, end of period	$9.76		$9.91
Total Return(2)(3)	(1.18)%		(0.70)%
Ratios to Average Net Assets(4)(5):
Expenses .	1.27	%(7)	1.59	%(6)(8)
Net investment income .	2.61	%(7)	3.04	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$30,606		$2,628

^	Commencement of operations.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(6)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(7)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.12%.
(8)	If the Portfolio had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 4.56% and 0.07%.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE PERIOD MARCH 31, 2008@@@ THROUGH APRIL 30, 2008
	(unaudited)
	CLASS R SHARES	CLASS W SHARES
Selected Per Share Data:
Net asset value, beginning of period	$9.81	$9.81
Income (loss) from investment operations:
Net investment income(1)	0.06	0.07
Net realized and unrealized loss	(0.14)	(0.15)
Total loss from investment operations	(0.08)	(0.08)
Net asset value, end of period	$9.73	$9.73
Total Return(2)(3)	(0.92)%	(0.82)%
Ratios to Average Net Assets(4)(5)(6):
Expenses	1.77%	1.61%
Net investment income	2.11%	2.27%
Supplemental Data:
Net assets, end of period, in thousands	$99	$99

@@@	Date shares were first issued.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
(6)	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.12%.

See Notes to Financial Statements

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser
Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser
Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

FXASAN IU08-03380P-Y04/08	MORGAN STANLEY FUNDS
Morgan Stanley FX Series Funds Semiannual Report April 30, 2008

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley FX Series Funds
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer June 19, 2008

3

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley FX Series Funds;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

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5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley FX Series Funds ;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

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5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley FX Series Funds

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended April 30, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 19, 2008	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley FX Series Funds and will be retained by Morgan Stanley FX Series Funds and furnished to the Securities and Exchange Commission or its staff upon request.

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley FX Series Funds

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended April 30, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 19, 2008	/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley FX Series Funds and will be retained by Morgan Stanley FX Series Funds and furnished to the Securities and Exchange Commission or its staff upon request.

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